CADRE LIQUID ASSET FUND -- MONEY MARKET SERIES
CADRE AFFINITY FUND -- MONEY MARKET SERIES
CADRE RESERVE FUND -- MONEY MARKET SERIES
CADRE RESERVE FUND -- U.S. GOVERNMENT SERIES
SWEEPCASH U.S. GOVERNMENT MONEY MARKET FUND
SWEEPCASH MONEY MARKET FUND
(SERIES OF CADRE INSTITUTIONAL INVESTORS TRUST) (THE "FUNDS")



                SUPPLEMENT DATED JULY 1, 2003 TO THE PROSPECTUSES
                     OF THE FUNDS DATED JANUARY 31, 2003 AND
         THE STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 31, 2003.


The following information supplements and should be read in conjunction with the information provided in the Funds' prospectuses, each dated January 31, 2003 and statement of additional information dated January 31, 2003.

PROSPECTUSES
------------

CADRE LIQUID ASSET FUND -MONEY MARKET SERIES
CADRE AFFINITY FUND - MONEY MARKET SERIES
CADRE RESERVE FUND - MONEY MARKET SERIES

Under the section "MANAGEMENT ARRANGEMENTS - Investment Adviser" the third paragraph should by deleted and replaced with the following sentence:

"For the previous fiscal year, the Portfolio paid the Investment Adviser a monthly fee which was computed at .79% of the Portfolio's average daily net assets."


PROSPECTUS
----------

CADRE RESERVE FUND - U.S. GOVERNMENT SERIES

Under the chart entitled "FINANCIAL HIGHLIGHTS" the column entitled "For the year ended Sept. 30, 2002" the following information should replace the information currently contained in the prospectus:

Operating Expenses excluding reimbursement/waiver/recoupment  0.29%
                                                              -----

Operating Expenses including reimbursement/waiver/recoupment  0.33%
                                                              -----

PROSPECTUS
----------

SWEEPCASH MONEY MARKET FUND
SWEEPCASH U.S. GOVERNMENT MONEY MARKET FUND

Under the section entitled "INVESTOR EXPENSES - Annual Fund Operating Expenses" the fees included in the line entitled "Distribution (12b-1) Fees" should be amended to read "0.10%" (replacing 0.25%) for both the SweepCash Money Market Fund and SweepCash U.S. Government Money Market Fund.

STATEMENT OF ADDITIONAL INFORMATION
-----------------------------------

Under the section entitled "PURCHASING SHARES - Distribution Plan for SweepCash U.S. Government Money Market Fund and SweepCash Money Market Fund" the second sentence should be replaced with the following sentence:

"Each of those Funds makes monthly payments to the Distributor in an amount computed at the annual rate of 0.10% of the Fund's average daily net assets to compensate the Distributor for distribution related services it provides to the Fund and expenses that it bears in connection with the distribution of shares of the Fund."

All other sentences in the section remain the same.








                             THIS SUPPLEMENT AMENDS
                      CERTAIN INFORMATION ABOUT THE FUNDS.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.